Shareholder Report, Holdings (Details)_2	Jun. 30, 2024
Class A | Kosmos Energy Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Class A | APA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class A | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class A | Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class A | Citizens Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Class A | Fluor Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class A | F5, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Class A | Adient PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class A | State Street Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class A | CNO Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class I | Kosmos Energy Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Class I | APA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class I | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class I | Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class I | Citizens Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Class I | Fluor Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class I | F5, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Class I | Adient PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class I | State Street Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class I | CNO Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class Z | Kosmos Energy Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Class Z | APA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class Z | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class Z | Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class Z | Citizens Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Class Z | Fluor Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class Z | F5, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Class Z | Adient PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class Z | State Street Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class Z | CNO Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class Z | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Class Z | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Class Z | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Class Z | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class Z | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class Z | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Z | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class Z | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%